Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Receipts from customers	$ 1,035,345	$ 1,856,054
Payments to suppliers and employees	(6,397,473)	(3,630,402)
Interest received	225,441	108,054
Interest paid on lease liabilities	(15,683)	(6,897)
Government grants received		101,493
Net cash used in operating activities	(5,152,370)	(1,571,698)
Payments for property, plant and equipment	(28,312)	(13,565)
Net cash used in investing activities	(28,312)	(13,565)
Proceeds from shares issuance		21,607
Proceeds from exercise of common warrants	1,210,500
Proceeds from exercise of options	165,664
Capital raising costs		(61,787)
Repayment of lease liabilities	(112,456)	(124,013)
Net cash provided by / (used in) financing activities	1,263,708	(164,193)
Net decrease in cash and cash equivalents and restricted cash	(3,916,974)	(1,749,456)
Cash and cash equivalents and restricted cash at the beginning of the financial half-year	19,112,333	8,686,390
Cash and cash equivalents and restricted cash at the end of the financial half-year	15,195,359	6,936,934
Recognition of right-of-use assets against lease liabilities		$ 396,218